Net Loss Per Ordinary Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss	$ (8,052)	$ (7,184)	$ (16,342)	$ (15,492)
Denominator:
Weighted average common shares and vested RSUs – basic	107,236,802	103,551,779	106,142,089	104,403,869
Weighted average common shares and vested RSUs – diluted	107,236,802	103,551,779	106,142,089	104,403,869
Basic net loss per common share	$ (0.08)	$ (0.07)	$ (0.15)	$ (0.15)
Diluted net loss per common share	$ (0.08)	$ (0.07)	$ (0.15)	$ (0.15)